Cash and Investment Held in Trust Account (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Cash and Investment Held in Trust Account [Line Items]
Investment securities	$ 57,811,916	$ 117,806,478